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[Letterhead of State Street Research & Management Company,
One Financial Center,
Boston, MA  02111]

VIA EDGAR

June 4, 2004

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  State Street Research Institutional Funds
     Securities Act of 1933 Registration No. 333-73433
     Investment Company Act of 1940 File No. 811-09247
     CIK 0001080727

Ladies and Gentlemen:

The undersigned, STATE STREET RESEARCH INSTITUTIONAL FUNDS, a Massachusetts business trust (the "Registrant"), does hereby certify as follows:

(1) That the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 8 under the Securities Act; Amendment No. 9 under the Investment Company Act of 1940) for the State Street Research Core Fixed Income Fund, State Street Research Core Plus Fixed Income Fund, State Street Research Large Cap Growth Fund and State Street Research Large Cap Analyst Fund series of the Registrant; and

(2) That the text of the most recent amendment to the registrant's registration statement has been filed electronically (EDGAR accession number 001047469-04-018724).

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

Very truly yours

/s/ Amy L. Simmons
Amy L. Simmons

cc:  Gregory D. Sheehan, Esq.
     Thomas R. Hiller, Esq.
      Ropes & Gray
     Terrence J. Cullen, Esq.
      State Street Research & Management Company